Income Taxes (Schedule Of (Provision) Recovery Of Income And Capital Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred income taxes	$ 18,690	$ 9,268
Capital and other taxes	(53,030)	(8,618)
Recovery of income taxes	$ (34,340)	$ 650